Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Audit fees
Total remuneration of PricewaterhouseCoopers Australia	$ 297,028	$ 258,570	$ 234,250
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	274,078	258,570	234,250
Other audit and assurance services in relation to regulatory filings overseas	22,950		200,000
Total remuneration of PricewaterhouseCoopers Australia	$ 297,028	$ 258,570	$ 434,250